Note 5 - Cumulative Preferred Stock Of Subsidiary (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2008	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 29, 2009	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Jun. 30, 2011 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]
Preferred Stock, Shares Issued	5,160,000	4,820,000		4,820,000		4,820,000	6,607,006	180,000			180,000
Sale of Stock, Price Per Share (in Dollars per share)								$ 1.00			$ 1.00
Preferred Stock, Shares Authorized		20,000,000		20,000,000		20,000,000		6,000,000			6,000,000
Preferred Stock, Dividend Rate, Percentage	8.00%							9.00%
Dividends, Preferred Stock (in Dollars)		$ 97,471	$ 97,471	$ 416,629	$ 390,955	$ (183,413)		$ 1,000	$ 194,942	$ 193,871	$ 390,955	$ 390,955